Consolidated Statements of Income (Loss) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements of Income (Loss)
Revenue	$ 272,014	$ 246,888
Cost of sales
Mining costs	(146,095)	(123,649)
Depletion, depreciation and amortization	(44,700)	(41,654)
Cost of sales	(190,795)	(165,303)
Gross profit from mining operations	81,219	81,585
General and administrative expenses	(23,837)	(20,270)
Selling expenses	(9,882)	(10,195)
Asset impairment	(35,000)
Income from operations	12,500	51,120
Other expenses	(6,894)	(665)
Foreign currency exchange gain	583	2,911
Interest expense and other finance costs	(3,645)	(4,293)
Derivative instruments gains	451	904
Income before income tax	2,995	49,977
Income taxes recovery (expense):
Current tax expense	(27,543)	(20,535)
Deferred tax recovery (expense)	2,440	(2,051)
Income tax (expense) recovery	(25,103)	(22,586)
Net income (loss)	(22,108)	27,391
Net income (loss) attributable to:
Shareholders of the Company	(27,363)	23,419
Non-controlling interests	5,255	3,972
Total income (loss)	$ (22,108)	$ 27,391
Weighted average shares outstanding (000s)
Basic	163,276	162,638
Diluted	163,276	164,047
Basic income (loss) per share	$ (0.17)	$ 0.14
Diluted income (loss) per share	$ (0.17)	$ 0.14